FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net Investment Hedges (Details) - Net investment hedge € in Millions, number in Millions, $ in Millions		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional				4,319	4,319	4,017	4,017
OCI gross	$ 97
Deferred tax	(27)
OCI net of deferred tax	70
Assets carrying amount					$ 0		$ 0
Liabilities carrying amount				€ (4,142)	4,303	€ (3,627)	4,009
Basis adjustment		$ 0	$ 0
Foreign currency translation reserve					$ 634		$ 402
Cross currency swap Maturity January 2016
Disclosure of detailed information about hedging instruments [line items]
Notional				375	375
OCI gross	83
Deferred tax	(24)
OCI net of deferred tax	59
Cross currency swap, maturity March 2021
Disclosure of detailed information about hedging instruments [line items]
Notional				500	500
OCI gross	11
Deferred tax	(3)
OCI net of deferred tax	8
Cross currency swap, maturity July 2019
Disclosure of detailed information about hedging instruments [line items]
Notional				500	500
OCI gross	(16)
Deferred tax	5
OCI net of deferred tax	(11)
Cross currency swap, maturity June 2018
Disclosure of detailed information about hedging instruments [line items]
Notional				100	100
OCI gross	8
Deferred tax	(2)
OCI net of deferred tax	6
Cross currency swap, maturity November 2019
Disclosure of detailed information about hedging instruments [line items]
Notional				200	200
OCI gross	11
Deferred tax	(3)
OCI net of deferred tax	$ 8
Cross currency swap | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional				0	0
Assets carrying amount					$ 0
Liabilities carrying amount					0
Basis adjustment		0
Foreign currency translation reserve					$ 70
EUR debt | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional				4,319	4,319	4,017	4,017
Assets carrying amount					$ 0		$ 0
Liabilities carrying amount					4,303		4,009
Basis adjustment		$ 0	0
Foreign currency translation reserve					$ 564		$ 332
Cross currency swap 2018 | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional						0	0
Assets carrying amount							$ 0
Liabilities carrying amount							0
Basis adjustment			$ 0
Foreign currency translation reserve							$ 70